Share-based payments (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Summary of Information about Awards Granted
The following table sets out information about awards granted in 2020, 2019 and 2018 under the APP and LTIP. The total fair value of the Colleague Share Plan is not significant.

	APP			LTIP
	Binomial valuation model			Monte Carlo Simulation and Binomial valuation model
	2020	2019	2018	2020	2019	2018
Weighted average share price (pence)	3,771.0	4,597.0	4,645.0	3,450.0	4,850.0	4,774.0

Expected dividend yield	n/a	n/a	n/a	1.48%	2.16%	2.27%

Risk-free interest rate				0.02%	0.72%	0.84%

Volatility a				33%	19%	25%

Term (years)	3.0	3.0	3.0	3.0	3.0	3.0

a	The expected volatility was determined by calculating the historical volatility of the Company’s share price corresponding to the expected life of the share award.

Summary of Movements in Awards Outstanding Under the Schemes
Movements in the awards outstanding under the schemes are as follows:

	APP	LTIP
	Number of shares thousands	Performance-related awards Number of shares thousands	Restricted stock units Number of shares thousands
Outstanding at 1 January 2018	616	2,393	916

Granted	176	257	527

Vested	(199)	(702)	—

Lapsed or cancelled	(2)	(860)	(142)

Outstanding at 31 December 2018	591	1,088	1,301

Granted	217	287	540

Vested	(276)	(293)	(422)

Share capital consolidation	(21)	—	—

Lapsed or cancelled	(15)	(387)	(144)

Outstanding at 31 December 2019	496	695	1,275

Granted	138	383	696

Vested	(188)	(179)	(413)

Lapsed or cancelled	(33)	(85)	(137)

Outstanding at 31 December 2020	413	814	1,421

Fair value of awards granted during the year (cents)

2020	4,965.9	2,473.5	4,397.5

2019	5,888.7	4,985.6	5,862.1

2018	6,066.2	4,748.7	5,966.0

Weighted average remaining contract life (years)

At 31 December 2020	1.0	1.4	1.3

At 31 December 2019	1.1	1.3	1.2

At 31 December 2018	1.0	0.8	1.2